SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Reflected in the Condensed Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds		$ 115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)
Common stock issuance costs		(6,923,767)
Plus:
Common stock subject to possible redemption, December	$ 116,725,000
Common stock subject to possible redemption, March	7,395,349	116,725,000
Common stock subject to possible redemption
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds		115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)
Common stock issuance costs		(6,923,767)
Plus:
Accretion of carrying value to redemption value	1,142,603	21,132,322
Redemptions	(110,472,254)
Common stock subject to possible redemption, December	116,725,000
Common stock subject to possible redemption, March	$ 7,395,349	$ 116,725,000